Short Term Bank Loans (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total	$ 16,861,615	$ 19,620,585
Operating Loans [Member]
Maturity Date	Nov. 26, 2020	Jul. 04, 2019
Bank Name	Agricultural bank of PRC	Bank of Communications
Interest Rate per Annum (%)	4.57%	4.79%
Total	$ 5,848,455	$ 1,165,636
Operating Loans One [Member]
Maturity Date	Dec. 24, 2020	Mar. 05, 2019
Bank Name	Agricultural bank of PRC	Agricultural bank of PRC
Interest Rate per Annum (%)	4.70%	5.00%
Total	$ 6,999,513	$ 2,185,569
Operating Loans Two [Member]
Maturity Date	Dec. 16, 2020	Mar. 07, 2019
Bank Name	Rural commercial bank of XinChang	Agricultural bank of PRC
Interest Rate per Annum (%)	5.45%	5.00%
Total	$ 2,150,168	$ 2,914,093
Operating Loans Three [Member]
Maturity Date	Dec. 16, 2020	Mar. 12, 2019
Bank Name	Rural commercial bank of XinChang	Agricultural bank of PRC
Interest Rate per Annum (%)	4.40%	5.00%
Total	$ 1,146,756	$ 2,185,569
Operating Loans Four [Member]
Maturity Date	Dec. 16, 2020	Nov. 08, 2019
Bank Name	Rural commercial bank of XinChang	Agricultural bank of PRC
Interest Rate per Annum (%)	4.80%	4.57%
Total	$ 716,723	$ 1,602,751
Operating Loans Five [Member]
Maturity Date		Nov. 12, 2019
Bank Name		Agricultural bank of PRC
Interest Rate per Annum (%)		4.57%
Total		$ 1,282,201
Operating Loans Six [Member]
Maturity Date		Nov. 20, 2019
Bank Name		Agricultural bank of PRC
Interest Rate per Annum (%)		4.57%
Total		$ 1,311,342
Operating Loans Seven [Member]
Maturity Date		Nov. 26, 2019
Bank Name		Agricultural bank of PRC
Interest Rate per Annum (%)		4.57%
Total		$ 489,568
Operating Loans Eight [Member]
Maturity Date		Dec. 04, 2019
Bank Name		Agricultural bank of PRC
Interest Rate per Annum (%)		4.57%
Total		$ 3,569,763
Operating Loans Nine [Member]
Maturity Date		Apr. 01, 2020
Bank Name		Bank of Hangzhou
Interest Rate per Annum (%)		5.66%
Total		$ 2,914,093